Bank and Other Borrowings - Summary of Bank and Other Borrowings (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Bank borrowings
Current	$ 30,402	RM 133,843	RM 143,858
Non-current	70,262	309,331	398,526
Total bank borrowings	100,664	443,174	542,384
Other borrowings - current	147,575	649,699	668,608
Total borrowings	$ 248,239	RM 1,092,873	RM 1,210,992